Other intangible assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Intangible Assets Details Narrative
Amortization expense	$ 294	$ 289	$ 226